BALANCE SHEETS $ in Thousands	Dec. 31, 2018 USD ($)
Assets, Current [Abstract]
Cash and cash equivalents	$ 22,540
Prepaid expenses and other current assets	2,237
Total current assets	24,777
Property and equipment, net	1,173
Other long-term assets	79
Total assets	26,029
Liabilities, Current [Abstract]
Accounts payable	2,998
Long-term debt, current	875
Other current liabilities	6,339
Total current liabilities	10,212
Long-term debt, non-current	14,741
Total liabilities	24,953
Temporary Equity [Abstract]
Redeemable convertible preferred stock $0.0001 par value; 18 million shares authorized; Series C preferred stock - 11 million shares authorized and 4 million shares issued and outstanding as of December 31, 2019 and 2018; Series D preferred stock - 4 million shares authorized, 3 million and 2 million shares issued and outstanding as of December 31, 2019 and 2018, respectively; Series D1 preferred stock - 3 million shares authorized, issued and outstanding as of December 31, 2019	54,056
Stockholders' Equity Attributable to Parent [Abstract]
Convertible preferred stock $0.0001 par value; 14 million shares authorized; Series A - 6 million shares authorized, issued and outstanding as of December 31, 2019 and 2018; Series A1 - 2 million shares authorized, issued and outstanding as of December 31, 2019 and 2018; Series B - 6 million shares authorized, issued and outstanding as of December 31, 2019 and 2018	25,560
Common stock $0.0001 par value; 605 million shares authorized; Class A common stock - 105 million shares authorized; 99 million and 88 million shares issued and outstanding as of December 31, 2019 and 2018, respectively; Class B common stock - 500 million shares authorized; 51 million and 44 million shares issued and outstanding as of December 31, 2019 and 2018, respectively	1
Accumulated deficit	(78,541)
Total stockholders' deficit	(52,980)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 26,029